Stockholders' Equity and Stock Incentive Plans Dividends (Details) - USD ($)	3 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017
Dividends Paid [Abstract]
Dividends, Share-based Compensation	$ 0.05	$ 0.05	$ 0.05